Deposits and Other Current Assets, Net - Schedule of Deposits and Other Current Assets, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Deposits and Other Current Assets [Abstract]
Deposits	$ 65,630	$ 82,929
Other current assets	51,865	1,110
Interest receivable		1,535
Less: allowance for expected credit loss	(1,180)	(302)	$ (54)
Deposits and other current assets, net	$ 116,315	$ 85,272